Assets Held for Sale (Details Textural) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Loss on disposal of assets	$ 0	$ 55,487
Number of vessels held for sale		7
Assets held for sale	0	43,781
Kamsarmax Hull SS164 - TBN SBI Salsa [Member]
Number of vessels held for sale		1
Scorpio Tankers [Member]
Number of options granted to related party to Purchase LR2		2
Amount of LR Tankers Sold to Related Party		4
Capesize converted to LR2 Tankers [Member] | Scorpio Tankers [Member]
Sale price of each LR2 Newbuilding contract		51,000
Number of LR2 newbuilding contract		4
Fixed price option to exercise purchase of additional LR2 vessels [Member] | Capesize converted to LR2 Tankers [Member] | Scorpio Tankers [Member]
Sale price of each LR2 Newbuilding contract		52,500
Number of options granted to related party to Purchase LR2		2
Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member] | Kamsarmax Hull SS164 - TBN SBI Salsa [Member]
Sale Price Kamsarmax		$ 30,650
Capesize converted to LR2 Tankers [Member]
Number of vessels held for sale		6